Cash And Cash Equivalents And Other Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	2016	2017
Cash at bank and in hand	23,373	32,836
Bank deposits with original maturities of three months or less	260	—

	23,633	32,836

Summary of Reconciliation of Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classifies in the Group’s consolidated cash flow statement as cash flows from financing activities.

	Short-term bank loans	Long-term bank loans	Commercial papers	Promissory notes	Corporate bonds	Finance lease	Other borrowings	Total
	(Note 36)	(Note 31)	(Note 37)	(Note 32)	(Note 33)	(Note 35(b))	(Note 41)
At January 1, 2017	76,994	4,656	35,958	36,882	19,970	794	2,397	177,651
Changes from financing cash flows:
Proceeds from commercial papers	—	—	26,941	—	—	—	—	26,941
Proceeds from short-term bank loans	117,571	—	—	—	—	—	—	117,571
Proceeds from long-term bank loans	—	1,549	—	—	—	—	—	1,549
Loans from ultimate holding company	—	—	—	—	—	—	5,237	5,237
Loans from related parties	—	—	—	—	—	—	535	535
Repayment of commercial papers	—	—	(54,000)	—	—	—	—	(54,000)
Repayment of short-term bank loans	(172,065)	—	—	—	—	—	—	(172,065)
Repayment of long-term bank loans	—	(2,686)	—	—	—	—	—	(2,686)
Repayment of ultimate holding company loan	—	—	—	—	—	—	(3,893)	(3,893)
Repayment of related parties loan	—	—	—	—	—	—	(60)	(60)
Repayment of finance lease	—	—	—	—	—	(695)	—	(695)
Repayment of promissory notes	—	—	—	(19,000)	—	—	—	(19,000)
Repayment of corporate bonds	—	—	—	—	(2,000)	—	—	(2,000)
Payment of issuing expense for promissory notes	—	—	—	(82)	—	—	—	(82)
Net withdrawal by Unicom Group and its subsidiaries from Finance Company	—	—	—	—	—	—	(112)	(112)
Net deposits from a joint venture with Finance Company	—	—	—	—	—	—	12	12

Total changes from financing cash flows	(54,494)	(1,137)	(27,059)	(19,082)	(2,000)	(695)	1,719	(102,748)

Exchange adjustments	—	(13)	—	—	—	—	—	(13)
Other changes	—
New financing leases	—	—	—	—	—	573	—	573
Finance charges on obligations under finance leases	—	—	—	—	—	20	—	20
Interest expenses	—	377	92	160	11	—	—	640

Total other changes	—	377	92	160	11	593	—	1,233

At December 31, 2017	22,500	3,883	8,991	17,960	17,981	692	4,116	76,123